Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Property and equipment, at cost	$ 206,006	$ 88,758	$ 76,205
Accumulated depreciation	(141,738)	(51,029)	(41,692)
Property and equipment, net	$ 64,269	$ 37,729	$ 34,513